Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events

For its interim consolidated financial statements as of September 30, 2021 and for the nine months then ended, the Company evaluated subsequent events through the date on which those financial statements were issued.

(a) Plan of Reorganization and US Nasdaq Listing

On April 6, 2021, the Company incorporated Allarity Therapeutics, Inc., a Delaware corporation, (“Allarity Delaware”) as a direct wholly owned subsidiary of the Company for the sole purpose of entering into a Plan of Reorganization and Asset Purchase Agreement with Allarity Delaware in order to reorganize the Company as a holding company listed on the US Nasdaq Stock Market and complete a 50 to 1 share reverse split, resulting in an immediate decrease in the outstanding shares used to calculate the weighted average common shares outstanding for basic and diluted net income per share. The reorganization is a common control transaction and there will be no change in control over the assets of the ultimate parent. Consequently, Allarity Delaware will record all assets and liabilities acquired from Allarity Therapeutics A/S at historical cost. The recapitalization share exchange is conditioned upon the approval of the Company’s shareholders and an effective registration statement filed with the US Securities and Exchange Commission. Our Form S-4 registration statement was effective on November 5, 2021; and the recapitalization was approved by our shareholders at our Extraordinary General Meeting held on November 22, 2021.

As of the date of these financial statements, the Company anticipates that approximately 8,075,824 shares of Delaware common stock will be issued in the recapitalization share exchange to the Company’s shareholders.

(b) PIPE Investment

On May 20, 2021, the Company entered into an Investment Agreement (the “Investment Agreement”) with 3i, LP, a Delaware Limited Partnership (the “Investor”) whereby the Company agreed to issue and sell the Investor 20,000 shares of Allarity Delaware Series A Convertible Preferred Stock (the “Preferred Stock”) and common stock purchase warrants (the “Warrants”) for an additional $20 million (the “PIPE Investment”). The PIPE Investment is conditioned upon, and will occur simultaneously with, the consummation of the Recapitalization Share Exchange and the approval of Allarity Delaware’s application to list its common stock on the US Nasdaq Stock Market.

The Preferred Stock may convert over time into at approximately 20% of the Company’s issued and outstanding shares however, conversion of the Preferred Shares and exercise of the Warrants; is limited to 4.99% of the Company’s issued and outstanding shares.

As of the date of these financial statements the Company expects the conversion price of the Preferred Stock to be $9.91 per share. However, if the volume weighted average price for Allarity Delaware common stock on the US Nasdaq Stock Market falls below the fixed conversion price for the preferred stock, then the preferred stock would be entitled to convert at an alternate conversion price between 80% to 90% of the volume weighted average price at the time of conversion with a similar adjustment for the exercise price for the warrants.

Lastly, in the event that the average daily US dollar volume of share of Allarity Delaware common stock traded on the US Nasdaq Stock Market falls below $2.5 million, then holders of the convertible preferred stock will be entitled to a one-time special dividend of 8% of the stated value of the preferred stock ($1.6 million) payable in shares of common stock upon conversion of the convertible preferred stock. The Company is in the process of assessing the accounting treatment of the special dividend.

25. Subsequent Events

For its consolidated financial statements as of December 31, 2020 and for the year then ended, the Company evaluated subsequent events through August 20, 2021, the date on which those financial statements were issued.

(a) Rights Issue

Effective May 19, 2021, the Company approved the issuance of common shares with preferential rights to the Company’s existing shareholders on record as of May 20, 2021 (the “Rights Issue”). The Rights Issue consists of up to a maximum of 120,891,157 units of one common share and one share purchase warrant for $0.10 (SEK 0.85) per unit. The attached warrants are exercisable for $0.20 (1.70 SEK) each and expire on April 15, 2023. Pursuant to the Rights Issue, gross proceeds of approximately 100 million SEK are fully guaranteed.

(b) Plan of Reorganization and US Nasdaq Listing

On April 6, 2021, the Company incorporated Allarity Therapeutics, Inc., a Delaware corporation, (“Allarity Delaware”) as a direct wholly owned subsidiary of the Company for the sole purpose of entering into a Plan of Reorganization and Asset Purchase Agreement with Allarity Delaware in order to reorganize the Company as a holding company listed on the US Nasdaq Stock Market and complete a 50 to 1 share reverse split, resulting in an immediate decrease in the outstanding shares used to calculate the weighted average common shares outstanding for basic and diluted net income per share. The reorganization is a common control transaction and there will be no change in control over the assets of the ultimate parent. Consequently, Allarity Delaware will record all assets and liabilities acquired from Allarity Therapeutics A/S at historical cost. The recapitalization share exchange is conditioned upon the approval the Company’s shareholder and an effective registration statement filed with the US Securities and Exchange Commission.

As of the date of these financial statements, the Company anticipates that approximately 7,801,262 shares of Delaware common stock will be issued in the recapitalization share exchange to the Company’s shareholders.

(c) PIPE Investment

On May 20, 2021, the Company entered into an Investment Agreement (the “Investment Agreement”) with 3i, LP, a Delaware Limited Partnership (the “Investor”) whereby the Company agreed to issue and sell the Investor 20,000 shares of Allarity Delaware Series A Convertible Preferred Stock (the “Preferred Stock”) and common stock purchase warrants (the “Warrants”) for an additional $20 million (the “PIPE Investment”). The PIPE Investment is conditioned upon, and will occur simultaneously with, the consummation of the Recapitalization Share Exchange and the approval of Allarity Delaware’s application to list its common stock on the US Nasdaq Stock Market.

The Preferred Stock may convert over time into at approximately 20% of the Company’s issued and outstanding shares however, conversion of the Preferred Shares and exercise of the Warrants; is limited to 4.99% of the Company’s issued and outstanding shares.

As of the date of these financial statements the Company expects the conversion price of the Preferred Stock to be between $7.47 and $10.25 per share. However, if the volume weighted average price for Allarity Delaware common stock on the US Nasdaq Stock Market falls below the fixed conversion price for the preferred stock, then the preferred stock would be entitled to convert at an alternate conversion price between 80% to 90% of the volume weighted average price at the time of conversion with a similar adjustment for the exercise price for the warrants.

Lastly, in the event that the average daily US dollar volume of shares of Allarity Delaware common stock traded on the US Nasdaq Stock Market falls below $2.5 million, then holders of the convertible preferred stock will be entitled to a one-time special dividend of 8% of the stated value of the preferred stock ($1.6 million) payable in shares of common stock upon conversion of the convertible preferred stock. The Company is in the process of assessing the accounting treatment of the special dividend.

(d) Loan

Effective March 22, 2021 the Company received a loan of up to $2.9 million (SEK 25 million), net of a 3% loan origination fee of $87 (SEK 750 thousand), bearing interest at 3% per month, and due on June 23, 2021. In exchange for the loan, the Company committed to complete a rights offering and issue common shares.

The rights offering was completed before June 23, 2021 as described in these financial statements. As of June 23, 2021, the loan balance and interest of $2,817 and $197 respectively were paid to the lender.

(e) Sale of Irofulven

On July 23, 2021, the Company and Lantern Pharma Inc. (“Lantern”) entered into an exclusive agreement under which Lantern will reacquire global rights to Irofulven (“LP-100”) and assume full authority to manage and guide future clinical development and commercialization. The Company received an upfront payment of $1,000 from Lantern. The agreement voids all prior obligations from the original 2015 in-license agreement and provides for additional development and regulatory milestone fees, and tiered royalties on future sales of Irofulven.

If all milestones have been achieved, then we would be entitled to receive up to $16 million in milestone payments under the Asset Purchase Agreement. In addition to the milestone payments, Lantern Pharma has agreed to pay us royalties of mid-single digits, based on annual incremental net sales of product derived from Irofulven, on a country by country basis, in an amount equal to percentages of annual sales based on a tiered progression.